Provisions - Environmental provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Provisions, at the start of the period	€ 2,313
Provisions, at the end of the period	2,115	€ 2,313
Other environment related provision [member]
Provisions [Line Items]
Provisions, at the start of the period	124	183
Additional provisions, other provisions	15	18
Provision used, other provisions	17	15
Unused provision reversed, other provisions	2	64
Increase (decrease) through change in discount rate, other provisions	(27)	(10)
Increase through adjustments arising from passage of time, other provisions	4	3
Increase (decrease) through net exchange differences, other provisions	7	9
Provisions, at the end of the period	€ 104	€ 124